UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  28-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christina Gaughran
Title:     Vice President
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

       /s/  Christina Gaughran     Boston, MA     November 10, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $476,117 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4     9660     8040 PRN      SOLE                        0        0     8040
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6    16142    14285 PRN      SOLE                        0        0    14285
ALZA CORP                      SDCV 7/2         02261WAB5     6469     7310 PRN      SOLE                        0        0     7310
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    23062    23115 PRN      SOLE                        0        0    23115
APOGENT TECHNOLOGIES INC       DBCV 12/1        03760AAK7     2852     1905 PRN      SOLE                        0        0     1905
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    21427    21895 PRN      SOLE                        0        0    21895
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    28620    29660 PRN      SOLE                        0        0    29660
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    15815    12285 PRN      SOLE                        0        0    12285
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     3788     2965 PRN      SOLE                        0        0     2965
CSX CORP                       DBCV 10/3        126408GA5     3435     2315 PRN      SOLE                        0        0     2315
DANAHER CORP DEL               NOTE 1/2         235851AF9     6508     6565 PRN      SOLE                        0        0     6565
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6     9082     8200 PRN      SOLE                        0        0     8200
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    24978    20586 PRN      SOLE                        0        0    20586
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    18010    18090 PRN      SOLE                        0        0    18090
FISHER SCIENTIFIC INTL INC     NOTE 3.250% 3/0  338032AX3     3991     3205 PRN      SOLE                        0        0     3205
INTEL CORP                     SDCV 2.950%12/1  458140AD2    21849    24245 PRN      SOLE                        0        0    24245
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    22207    22165 PRN      SOLE                        0        0    22165
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    11417    10055 PRN      SOLE                        0        0    10055
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    21932    22615 PRN      SOLE                        0        0    22615
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3    40314    39751 PRN      SOLE                        0        0    39751
NEWELL RUBBERMAID INC          NOTE 5.500% 3/1  651229AH9     1809      915 PRN      SOLE                        0        0      915
NEWMONT MINING CORP            NOTE 3.000% 2/1  651639AK2     5730     4760 PRN      SOLE                        0        0     4760
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    13345    11385 PRN      SOLE                        0        0    11385
PROLOGIS                       NOTE 1.875%11/1  743410AR3     5591     6495 PRN      SOLE                        0        0     6495
PROLOGIS                       NOTE 2.625% 5/1  743410AS1     5842     6725 PRN      SOLE                        0        0     6725
SCHLUMBERGER LTD               DBCV 2.125% 6/0  806857AD0     3600     2290 PRN      SOLE                        0        0     2290
SIMON PPTY GROUP INC NEW       PFD CONV I 6%    828806802      605    10000 SH       SOLE                        0        0    10000
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    22679    19930 PRN      SOLE                        0        0    19930
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0    12239     7420 PRN      SOLE                        0        0     7420
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1    37970    39168 PRN      SOLE                        0        0    39168
TRANSOCEAN INC                 NOTE 1.625%12/1  893830AU3     2230     2230 PRN      SOLE                        0        0     2230
US BANCORP DEL                 DBCV 12/1        902973AM8    13812    14015 PRN      SOLE                        0        0    14015
US BANCORP DEL                 DBCV 9/2         902973AQ9     4740     5069 PRN      SOLE                        0        0     5069
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     4985     4685 PRN      SOLE                        0        0     4685
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3    21912    22695 PRN      SOLE                        0        0    22695
WEINGARTEN RLTY INVS           NOTE 3.950% 8/0  948741AF0     2344     2450 PRN      SOLE                        0        0     2450
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804     5126     5740 SH       SOLE                        0        0     5740
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